Stockholders' Equity - Cumulative convertible preferred stock (Details Textual 1) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Nov. 12, 2013 Series E Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series C Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series C Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series E Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series E Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series E Preferred Stock Minimum	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series E Preferred Stock Minimum	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series E Preferred Stock Maximum	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series E Preferred Stock Maximum
Dividends Payable [Line Items]
Stated value of the Preferred per share					$ 4	$ 4.00	$ 3.20	$ 3.20			$ 10	$ 10.00					$ 10	$ 10.00
Preferred Stock, Dividend Payment Rate, Variable
The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company’s common stock for the five prior consecutive trading days.
												The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.
The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company’s Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.
																		The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company's Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.
Dividend Rate					8.00%	8.00%	8.00%	8.00%				8.00%
Conversion Price Per Share				$ 0.50	$ 4	$ 4.00	$ 3.20	$ 3.20			$ 1	$ 1.00		$ 0.71
Shares designated	10,000,000	10,000,000	10,000,000		500,000	500,000	500,000	500,000	5,000,000	5,000,000	4,000,000	4,000,000					2,000,000	2,000,000
Reduced Conversion Price Per Share											$ 0.90		$ 0.71
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001					$ 0.001	$ 0.001
Liquidation Price Per Share												$ 10.00					$ 10	$ 10.00
Partial liquidated damage percentages of purchase price paid by each investor													0.10%	0.10%	0.60%	0.60%			0.10%	0.10%	0.60%	0.60%
Minimum closing price of common stock											$ 2.00	$ 2.00					$ 1.35	$ 1.35
Minimum average daily trading volume											5,000	5,000					10,000	10,000
Redemption purchase price per share												$ 10.00
Contingent beneficial conversion feature recorded as coversion price											$ 1,300,000	$ 1,300,000
Liquidated damages												18,000	18,000
Dividend payable, shares											26,157						7,533
Dividend payable estimated fair value											213,000	213,000	75,000
Accrued cash dividends												351	561
Cash dividend paid	$ (666,000)										$ 144,000						$ 103,000